Supplemental Condensed Consolidating Schedule of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																6 Months Ended				12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flow from operations:
Net income (loss)	$ 3	$ 72	[1]	$ 23	[1]	$ 15	[1]	$ (47)		$ 69	[2]	$ (362)	[3]	$ (8)	$ 235	[4]	$ (337)		$ (32)		$ 63		$ (66)		$ (149)
Income (loss) from discontinued operations		18		1		10		(12)				(354)	[3]	34	297	[4]	(17)		(2)		17		(23)		(73)
Income (loss) from continuing operations	3	54	[1]	22	[1]	5	[1]	(35)		69		(8)		(42)	(62)		(320)		(30)		46		(43)		(76)
Non cash adjustments																	475		182		344		406		297
Changes in operating assets and liabilities																	(69)		(16)		32		(76)		(57)
Cash flow from (used in) continuing operations																	86		136		422		287		164
Cash flow from (used in) discontinued operations																	34		170		324		(43)		514
Cash flow from (used in) operations																	120	[5]	306	[6]	746	[7]	244		678	[8],[9]
Investment activities:
Cash paid for acquired businesses, net of cash acquired																			(1)		(2)		(40)		(35)
Cash paid for property and equipment and software	(30)					(22)											(58)	[10]	(46)		(111)		(97)		(97)
Other investing activities																					1		1		(5)
Cash provided by (used in) continuing operations																	(58)		(47)		(112)		(136)		(137)
Cash provided by (used in) discontinued operations																	5		(54)		(146)		1,597		(189)
Cash provided by (used in) investment activities																	(53)		(101)		(258)		1,461		(326)
Financing activities:
Net repayments of long-term debt																	(1,331)		(186)		(304)		(1,228)		(240)
Premium paid to retire debt																							(48)
Dividends paid																					(3)		(724)
Other financing activities																	(16)		(15)		(18)		(36)		(15)
Cash provided by (used in) continuing operations																	(1,347)		(201)		(325)		(2,036)		(255)
Cash provided by (used in) discontinued operations																	887				(2)		(3)		2
Cash provided by (used in) financing activities																	(460)		(201)		(327)		(2,039)		(253)
Effect of exchange rate changes on cash																	1		(12)		(1)		7		(4)
Increase (decrease) in cash and cash equivalents																	(392)		(8)		160		(327)		95
Beginning cash and cash equivalents				538	[11]			546	[11]						873		706	[11]	546	[11]	546	[11]	873		778
Ending cash and cash equivalents	314	706	[11]			538	[11]			546	[11]						314		538	[11]	706	[11]	546	[11]	873
Parent
Cash flow from operations:
Net income (loss)	3					15											(337)		(32)		63		(66)		(149)
Income (loss) from discontinued operations						(13)											(27)		(24)		(49)		190		(184)
Income (loss) from continuing operations	3					28											(310)		(8)		112		(256)		35
Non cash adjustments																	238		(88)		(304)		61		(347)
Changes in operating assets and liabilities																	(98)		(64)		(104)		(192)		(131)
Cash flow from (used in) continuing operations																	(170)		(160)		(296)		(387)		(443)
Cash flow from (used in) discontinued operations																	(43)		(52)		(97)		(476)		(67)
Cash flow from (used in) operations																	(213)	[5]	(212)	[6]	(393)	[7]	(863)		(510)	[8],[9]
Investment activities:
Intercompany transactions																	85		201		667	[12]	2,432		485	[13]
Cash paid for property and equipment and software																	(1)
Other investing activities																							(1)		(4)
Cash provided by (used in) continuing operations																	84		201		667		2,431		481
Cash provided by (used in) discontinued operations																	1,041		134		183		208		399
Cash provided by (used in) investment activities																	1,125		335		850		2,639		880
Financing activities:
Net repayments of long-term debt																	(1,269)		(136)		(253)		(1,277)		(5)
Premium paid to retire debt																							(48)
Dividends paid																					(3)		(724)
Other financing activities																	(16)		(15)		(18)		(36)		(15)
Cash provided by (used in) continuing operations																	(1,285)		(151)		(274)		(2,085)		(20)
Cash provided by (used in) financing activities																	(1,285)		(151)		(274)		(2,085)		(20)
Increase (decrease) in cash and cash equivalents																	(373)		(28)		183		(309)		350
Beginning cash and cash equivalents								220	[11]						529		403	[11]	220	[11]	220	[11]	529		179
Ending cash and cash equivalents	30	403	[11]			192	[11]			220	[11]						30		192	[11]	403	[11]	220	[11]	529
Guarantor Subsidiaries
Cash flow from operations:
Net income (loss)	65					94											(133)		135		376		71		384
Income (loss) from discontinued operations						7											1		9		17		(242)		77
Income (loss) from continuing operations	65					87											(134)		126		359		313		307
Non cash adjustments																	291		37		39		77		50
Changes in operating assets and liabilities																	46		57		121		122		104
Cash flow from (used in) continuing operations																	203		220		519		512		461
Cash flow from (used in) discontinued operations																	52		149		289		321		475
Cash flow from (used in) operations																	255	[5]	369	[6]	808	[7]	833		936	[8],[9]
Investment activities:
Intercompany transactions																	(75)		(144)		(262)	[12]	(373)		(345)	[13]
Cash paid for acquired businesses, net of cash acquired																			(1)		(2)		(31)		(14)
Cash paid for property and equipment and software																	(36)		(31)		(73)		(67)		(55)
Other investing activities																							1		1
Cash provided by (used in) continuing operations																	(111)		(176)		(337)		(470)		(413)
Cash provided by (used in) discontinued operations																	(41)		(124)		(289)		1,422		(539)
Cash provided by (used in) investment activities																	(152)		(300)		(626)		952		(952)
Financing activities:
Intercompany dividends of HE sale proceeds																							(1,771)
Intercompany dividends																	(24)		(40)		(120)
Net repayments of long-term debt																							(1)		(1)
Cash provided by (used in) continuing operations																	(24)		(40)		(120)		(1,772)		(1)
Cash provided by (used in) discontinued operations																	(80)		(25)		(57)		(1)		1
Cash provided by (used in) financing activities																	(104)		(65)		(177)		(1,773)
Increase (decrease) in cash and cash equivalents																	(1)		4		5		12		(16)
Beginning cash and cash equivalents								(3)	[11]						(15)		2	[11]	(3)	[11]	(3)	[11]	(15)		1
Ending cash and cash equivalents	1	2	[11]			1	[11]			(3)	[11]						1		1	[11]	2	[11]	(3)	[11]	(15)
Non-Guarantor Subsidiaries
Cash flow from operations:
Net income (loss)	29					47											36		55		149		132		123
Income (loss) from discontinued operations						16											9		13		49		29		34
Income (loss) from continuing operations	29					31											27		42		100		103		89
Non cash adjustments																	43		43		84		65		87
Changes in operating assets and liabilities																	(17)		(9)		15		(6)		(30)
Cash flow from (used in) continuing operations																	53		76		199		162		146
Cash flow from (used in) discontinued operations																	25		73		132		112		106
Cash flow from (used in) operations																	78	[5]	149	[6]	331	[7]	274		252	[8],[9]
Investment activities:
Intercompany transactions																	38		23		(53)	[12]	(288)		(140)	[13]
Cash paid for acquired businesses, net of cash acquired																							(9)		(21)
Cash paid for property and equipment and software																	(21)		(15)		(38)		(30)		(42)
Other investing activities																					1		1		(2)
Cash provided by (used in) continuing operations																	17		8		(90)		(326)		(205)
Cash provided by (used in) discontinued operations																	(995)		(14)		(40)		(33)		(49)
Cash provided by (used in) investment activities																	(978)		(6)		(130)		(359)		(254)
Financing activities:
Intercompany dividends																	(24)		(40)		(120)
Net repayments of long-term debt																	(62)		(50)		(51)		50		(234)
Cash provided by (used in) continuing operations																	(86)		(90)		(171)		50		(234)
Cash provided by (used in) discontinued operations																	967		(25)		(57)		(2)		1
Cash provided by (used in) financing activities																	881		(115)		(228)		48		(233)
Effect of exchange rate changes on cash																	1		(12)		(1)		7		(4)
Increase (decrease) in cash and cash equivalents																	(18)		16		(28)		(30)		(239)
Beginning cash and cash equivalents								329	[11]						359		301	[11]	329	[11]	329	[11]	359		598
Ending cash and cash equivalents	283	301	[11]			345	[11]			329	[11]						283		345	[11]	301	[11]	329	[11]	359
Eliminations
Cash flow from operations:
Net income (loss)	(94)					(141)											97		(190)		(525)		(203)		(507)
Income (loss) from continuing operations	(94)					(141)											97		(190)		(525)		(203)		(507)
Non cash adjustments																	(97)		190		525		203		507
Investment activities:
Intercompany transactions																	(48)		(80)		(352)	[12]	(1,771)
Cash provided by (used in) continuing operations																	(48)		(80)		(352)		(1,771)
Cash provided by (used in) discontinued operations																			(50)
Cash provided by (used in) investment activities																	(48)		(130)		(352)		(1,771)
Financing activities:
Intercompany dividends of HE sale proceeds																							1,771
Intercompany dividends																	48		80		240
Cash provided by (used in) continuing operations																	48		80		240		1,771
Cash provided by (used in) discontinued operations																			50		112
Cash provided by (used in) financing activities																	$ 48		$ 130		$ 352		$ 1,771

[1]	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The impact of the change in estimate was an aggregate decrease to costs and expenses of $10 million in the quarter ended June 30, 2013. The impact of this change was negligible for the full year since the balance would have naturally reversed, with a substantial majority of that reversal occurring during the fourth quarter.
[2]	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.
[3]	Includes a pre-tax goodwill impairment charge of $385 million.
[4]	Includes a pre-tax gain on sale of HE of $563 million.
[5]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the six months ended June 30, 2014, the Parent Company allocated approximately $96 million of tax liabilities to its Guarantor Subsidiaries. During the first quarter of 2014, the Parent Company and the Guarantor Subsidiaries decided to effect a non-cash settlement of the accumulated income tax receivable and payable balances balances in the amount of approximately $1.5 billion. Therefore, these transactions are not reflected in the Condensed Consolidating Statement of Cash Flows presented above.
[6]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the six months ended June 30, 2013, the Parent Company allocated approximately $106 million of tax liabilities to its Guarantor Subsidiaries.
[7]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2013, the Parent Company allocated approximately $164 million of tax liabilities to its Guarantor Subsidiaries.
[8]	The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2011 has been revised to correct the presentation of taxes paid, the impact of foreign currency translation and the related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(516) million to $(510) million and cash provided by (used in) investment activities changed from $886 million to $880 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $888 million to $936 million and cash provided by (used in) investment activities changed from $(904) million to $(952) million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $306 million to $252 million and cash provided by (used in) investment activities changed from $(308) million to $(254) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
[9]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2011, the Parent Company allocated approximately $100 million of tax liabilities to its Guarantor Subsidiaries.
[10]	Includes amortization of capitalized software.
[11]	Includes cash of discontinued operations
[12]	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital.
[13]	(c) The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital.